Investments Investments - Debt Service and Fixed Charge Coverage Ratios (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	$ 211.5	$ 163.6
Commercial mortgage loans	147.5	97.1
Delinquent amount of loans at end of period	64.0	65.8
Commercial mortgage loans | Nonperforming loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	0.0	0.7
Commercial mortgage loans | Less than 50 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	0.0	14.9
Commercial mortgage loans | 50 to 60 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	131.2	39.3
Commercial mortgage loans | 61 to 70 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	80.3	99.5
Commercial mortgage loans | 71 to 80 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	0.0	9.9
Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	65.4	112.1
Middle market loans | Less than 50 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	11.0	59.8
Middle market loans | 50 to 60 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	9.2	11.0
Middle market loans | 61 to 70 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	15.8	6.4
Middle market loans | 71 to 80 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	5.6	0.0
Middle market loans | 80 to 100 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	12.0	17.2
Greater than 1.20x | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	66.3	82.2
Greater than 1.20x | Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	25.8	73.6
1.00 - 1.20x | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	62.4	14.9
1.00 - 1.20x | Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	22.8	0.0
Less than 1.00x | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	18.8	0.0
Less than 1.00x | Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	$ 16.8	$ 38.5